Intermediate Government Bond Series
Intermediate Government Bond Series
INVESTMENT OBJECTIVES
The Fund seeks to provide a high and stable level of income derived from bonds issued by the U.S. Government and its agencies without incurring undue risk to principal.
FEES AND EXPENSES Fees and Expenses of the Intermediate Government Bond Series
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Intermediate Government Bond Series Intermediate Government Bond Series USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load)	none
Redemption Fee	none
Redemption Fee if by wire transfer	$ 12.00
Exchange Fee	none
Maximum Account Fee	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Intermediate Government Bond Series Intermediate Government Bond Series
Management Fees	0.20%
Distribution (12b-1) Fees	none
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.58%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Intermediate Government Bond Series | Intermediate Government Bond Series | USD ($)	59	186	324	726

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption	1 year	3 years	5 years	10 years
Intermediate Government Bond Series | Intermediate Government Bond Series | USD ($)	59	186	324	726

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
At least eighty percent (80%) of the portfolio of the Intermediate Government Bond Series will be invested in securities issued by the U.S. Government or its agencies or instrumentalities, with the remainder of the portfolio invested in bank accounts fully insured by the FDIC or collateralized by bonds issued by the U.S. Government or its agencies or U.S. Treasury or Agency Notes and Bills. This investment policy is non-fundamental and can be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders. The weighted average nominal maturity of the Fund will normally range between 3-10 years. Maintaining a high level of income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
Principal Risks of Investing
You may lose money investing in the Fund. Mutual fund shares are not obligations of, or guaranteed by, the U.S. government.

The principal risks of investing in the Fund are the possibility of default, even though the bonds are of investment grade; and possible loss of money. An issuer of government securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. Shares of the Fund are not insured by the U.S. government nor are the Fund’s share price or distributions.

Typically, as interest rates rise, the price of government bonds will fall; conversely, government bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. Interest rates have been at historic lows and are expected to rise. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.

A U.S. government security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of U.S. government securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. U.S. government securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

The yields of government bonds are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the U.S. government bond markets and general monetary and economic conditions. In periods of rising interest rates, the yield of the Fund typically would tend to be somewhat lower. When interest rates are falling, the inflow of net new money to the Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund’s portfolio, reducing the current yield of the Fund. In period of rising interest rates, if there is an outflow of money, the yield may rise, although the share price will generally decline. The market values of U.S government bonds held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the bonds of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the bonds of a single issuer. The potential for investment of 50% of the portfolio in the bonds of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s annual total returns may vary considerably from one year to the next.

The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. There is no assurance that the investment objective of the Fund will be achieved.
Risk/Return Bar Chart and Table
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.
INTERMEDIATE GOVERNMENT BOND SERIES Average Annual Total Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	6.01%	September 30, 2011
Lowest Quarter Total Return:	-5.05%	June 30, 2013
2017 Year-to-Date Total Return for the nine months ended September 30, 2017:	1.60%

Average Annual Total Return For the Periods Ended December 31, 2016
Average Annual Total Returns - Intermediate Government Bond Series		1 year	5 years	10 years
Intermediate Government Bond Series		1.77%	2.04%	4.02%
Intermediate Government Bond Series | Return After Taxes on Distributions (%)		0.70%	0.91%	2.68%
Intermediate Government Bond Series | Return After Taxes on Distributions & Sale of Fund Shares (%)	[1]	1.01%	1.07%	2.58%
Bloomberg Barclays U.S. Intermediate Government Bond Index (Index reflects no deduction for fees, expenses or taxes)		1.05%	1.04%	3.42%
[1]	Return after Taxes on Distributions and Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.